Document and Entity Information	Apr. 04, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 04, 2024
Entity File Number	001-34852
Entity Registrant Name	RARE ELEMENT RESOURCES LTD.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	P.O. Box 271049
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	278-2460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001419806
Amendment Flag	false